Redeemable Convertible Preferred Shares - Summary Of Redeemable Convertible Preferred Share (Detail) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Temporary Equity [Line Items]
Temporary equity, Shares Authorized		362,258,435	362,258,435
Temporary equity, Shares Issued		300,623,025	249,935,596
Temporary equity, Shares Outstanding		300,623,025	249,935,596
Redeemable Convertible Preferred Shares
Temporary Equity [Line Items]
Temporary equity, Shares Authorized	263,459,277	263,459,277	263,459,277
Temporary equity, Shares Issued	234,856,003	229,144,283	179,329,073
Temporary equity, Shares Outstanding	234,856,003	229,144,283	179,329,073
Liquidation Preference	$ 181,599	$ 178,608	$ 153,094
Southern Airways Corporation | Series A Preferred Stock
Temporary Equity [Line Items]
Temporary equity, Shares Authorized	105,556	105,556	105,556
Temporary equity, Shares Issued	105,556	105,556	105,556
Temporary equity, Shares Outstanding	105,556	105,556	105,556
Carrying Value	$ 2,150	$ 2,150	$ 2,150
Liquidation Preference	$ 3,759	$ 3,635	$ 3,396
Southern Airways Corporation | Series A1 Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Temporary equity, Shares Authorized	7,033	7,033	7,033
Temporary equity, Shares Issued	7,033	7,033	7,033
Temporary equity, Shares Outstanding	7,033	7,033	7,033
Carrying Value	$ 141	$ 141	$ 141
Liquidation Preference	$ 246	$ 238	$ 222
Southern Airways Corporation | Series A2 Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Temporary equity, Shares Authorized	25,000	25,000	25,000
Temporary equity, Shares Issued	25,000	25,000	25,000
Temporary equity, Shares Outstanding	25,000	25,000	25,000
Carrying Value	$ 500	$ 500	$ 500
Liquidation Preference	$ 874	$ 845	$ 790
Southern Airways Corporation | Series B Preferred Stock
Temporary Equity [Line Items]
Temporary equity, Shares Authorized	25,000	25,000	25,000
Temporary equity, Shares Issued	25,000	25,000	25,000
Temporary equity, Shares Outstanding	25,000	25,000	25,000
Carrying Value	$ 833	$ 833	$ 833
Liquidation Preference	$ 2,453	$ 2,374	$ 2,219
Southern Airways Corporation | Redeemable Convertible Preferred Shares
Temporary Equity [Line Items]
Temporary equity, Shares Authorized	162,589	162,589	162,589
Temporary equity, Shares Issued	162,589	162,589	162,589
Temporary equity, Shares Outstanding	162,589	162,589	162,589
Carrying Value	$ 3,624	$ 3,624	$ 3,624
Liquidation Preference	$ 7,332	$ 7,092	$ 6,627